                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account

                   The date of this prospectus is May 1, 2000.
------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

     -    American Century: Short Term Government - Investor Class
     -    American Century: Income & Growth - Advisor Class
     -    American Century: Growth - Investor Class
     -    American Century: International Growth - Advisor Class
     -    American Century: Ultra - Investor Class
     -    Dreyfus Appreciation Fund, Inc.
     -    Dreyfus Balanced Fund, Inc.
     -    Dreyfus Emerging Leaders Fund
     -    Dreyfus Premier Third Century Fund, Inc. - Class Z
     -    Federated Bond Fund - Class F
     -    Federated High Yield Trust*
     -    Fidelity Advisor Balanced Fund - Class A
     -    Fidelity Advisor Equity Income Fund - Class A
     -    Fidelity Advisor Growth Opportunities Fund - Class A
     -    Fidelity Advisor High Yield Fund - Class T*
     -    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
     -    Franklin Small Cap Growth Fund - Class A
     -    INVESCO Dynamics Fund
     -    INVESCO Small Company Growth Fund
     -    INVESCO Total Return Fund
     -    Janus Fund
     -    Janus Twenty Fund
     -    Janus Worldwide Fund
     -    Lazard Small Cap Portfolio - Open Shares
     -    Nationwide(R)Bond Fund - Class D
     -    Nationwide(R)Fund - Class D
     -    Nationwide(R)Growth Fund - Class D
     -    Nationwide(R)Intermediate U.S. Government Bond Fund - Class D
     -    Nationwide(R)Money Market Fund - Service Class
     -    Nationwide S&P 500(R)Index Fund - Service Class
     -    Neuberger Berman Genesis Trust
     -    Neuberger Berman Guardian Trust
     -    Neuberger Berman Partners Trust
     -    Oppenheimer Global Fund - Class A
     -    Prestige Balanced Fund - Class A
     -    Prestige International Fund - Class A
     -    Prestige Large Cap Growth Fund - Class A
     -    Prestige Large Cap Value Fund - Class A
     -    Prestige Small Cap Fund - Class A
     -    Strong Common Stock Fund, Inc.
     -    Templeton Foreign Fund - Class A

(*) May invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 35.

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16609
       COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV



THIS ANNUITY IS NOT:

-    A BANK DEPOSIT         -    FEDERALLY INSURED
-    ENDORSED BY A BANK     -    AVAILABLE IN
     OR GOVERNMENT AGENCY        EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corrsponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3
SUMMARY OF CONTRACT EXPENSES......................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7
EXAMPLE...........................................9
SYNOPSIS OF THE CONTRACTS........................11
FINANCIAL STATEMENTS.............................12
NATIONWIDE LIFE INSURANCE COMPANY................12
NATIONWIDE INVESTMENT SERVICES
  CORPORATION....................................12

TYPES OF CONTRACTS...............................12
     Individual Retirement Annuities
     Roth IRAs

INVESTING IN THE CONTRACT........................13
     The Variable Account and Underlying
       Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS..................14
     Mortality and Expense Risk Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
DEDUCTIONS...................................... 15
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Option

OWNERSHIP RIGHTS.................................17
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................18
     Minimum Initial and Subsequent Purchase
      Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................20

SURRENDER (REDEMPTION)...........................21
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

ASSIGNMENT.......................................21

SERVICES.........................................21
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................22

ANNUITIZING THE CONTRACT.........................23
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS...................................27
     Death of Contract/Owner Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................27
     Individual Retirement Accounts
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................29
     Federal Income Taxes
     Withholding
     Federal Estate, Gift, and Generation
      Skipping Transfer Taxes
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................32

LEGAL PROCEEDINGS................................32

ADVERTISING......................................33

TABLE OF CONTENTS OF STATEMENT OF
 ADDITIONAL INFORMATION..........................35

APPENDIX A: OBJECTIVES FOR UNDERLYING
 MUTUAL FUNDS....................................36

SUMMARY OF CONTRACT EXPENSES

The expenses listed below include both standard expenses and expenses associated with optional benefits that may be elected by the applicant.

The optional benefits listed below may be chosen by applicants provided such options are approved by state insurance authorities. These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the applicant chooses one or more options, a corresponding reduction or charge (whichever is applicable) will apply to the standard variable account annual expenses of 1.20%. The adjustment is made on a daily basis at the annual rate noted below. Optional benefit charges/reductions will only apply to allocations made to the variable account and are calculated as a percentage of the average variable account value.

CONTRACT OWNER TRANSACTION EXPENSES

Standard Contract Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered).......0%

VARIABLE ACCOUNT ANNUAL EXPENSES(1)
(as a percentage of the daily net assets of the varible account)

Mortality and Expense Risk Charge.............1.20%
     Total Variable Account Annual
     Expenses.................................1.20%(2)

The standard contract does not include a CDSC. However, if the applicant chooses, a CDSC schedule may be elected in return for a reduction in the standard contract Variable Account Annual Expenses.

CDSC OPTIONS AVAILABLE AT THE TIME OF APPLICATION

7 YEAR CDSC OPTION
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered).......................... 7%

                Range of 7 Year CDSC over time:
     -------------------------- ----------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------- ----------------------
                 0                       7%
     -------------------------- ----------------------
                 1                       7%
     -------------------------- ----------------------
                 2                       7%
     -------------------------- ----------------------
                 3                       6%
     -------------------------- ----------------------
                 4                       5%
     -------------------------- ----------------------
                 5                       4%
     -------------------------- ----------------------
                 6                       3%
     -------------------------- ----------------------
                 7                       2%
     -------------------------- ----------------------
            Thereafter                   0%
     -------------------------- ----------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

Mortality and Expense Risk Charge
(including the 7 Year CDSC Option)..............0.95%(1),(3)

5 YEAR CDSC OPTION

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) 7%

              Range of 5 Year CDSC over time:
     -------------------------- ----------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------- ----------------------
                 0                       7%
     -------------------------- ----------------------
                 1                       7%
     -------------------------- ----------------------
                 2                       7%
     -------------------------- ----------------------
                 3                       6%
     -------------------------- ----------------------
                 4                       4%
     -------------------------- ----------------------
                 5                       2%
     -------------------------- ----------------------
            Thereafter                   0%
     -------------------------- ----------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

Mortality and Expense Risk Charge
(including the 5 Year CDSC Option)..............1.10%(1),(4)

-------------------------------------------------------------------------------

(1) These charges apply only to sub-account allocations. The actual amount of variable account annual expenses assessed to a particular contract will depend on the optional benefits elected, which may increase or decrease variable account annual expenses.

     Variable account annual expenses do not apply to allocations made to the Guaranteed Term Options. The variable account annual expenses are charged on a daily basis at the annual rate determined by the optional benefits elected.

(2) Charges shown include the Standard Contractual Death Benefit that is included in the standard contract (see "Death Benefit Payment").

(3) If the 7 Year CDSC Option is chosen at the time of application, the standard contract variable account annual expenses will be REDUCED by 0.25%, making total variable account annual expenses equal to 0.95% of the daily net assets of the variable account.

(4) If the 5 Year CDSC Option is chosen at the time of application, the standard contract Variable Account Annual Expenses will be REDUCED by 0.10%, making total variable account annual expenses equal to 1.10% of the daily net assets of the variable account.

     For additional information on CDSC Options, see "Optional Contract Benefits, Charges and Deductions" in the prospectus.


ADDITIONAL CONTRACT OPTIONS AVAILABLE AT THE TIME OF APPLICATION

Reduced Purchase Payment Option

For an additional 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.

Reduced Purchase Payment Option...............0.25%
Total Variable Account Annual
Expenses (including Reduced
Purchase Payment Option) .....................1.45%

Death Benefit Options

For an additional charge, an applicant may choose one of two optional death benefits instead of the Standard Contractual Death Benefit that is standard to every contract. The optional death benefits are:



   Optional Five-Year Reset
   Death Benefit................................0.05%
   Total Variable Account Annual
     Expenses (including Five-Year
     Reset Death Benefit).......................1.25%

   Optional One-Year Step Up
   Death Benefit................................0.10%
   Total Variable Account Annual
     Expenses (including One-Year Step
     Up Death Benefit)..........................1.30%

   Guaranteed Minimum Income Benefit Option

   An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit
   Option 1.....................................0.45%
   Total Variable Account Annual
     Expenses (including Guaranteed
     Minimum Income Benefit Option 1)...........1.65%

   Guaranteed Minimum Income Benefit
   Option 2.....................................0.30%
     Total Variable Account Annual Expenses
     (including Guaranteed Minimum Income
     Benefit Option 2).........................1.50%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

 -----------------------------------------------------------------------------------------------------------------------------
                                                             Management       Other        12b-1     Total Underlying Mutual
                                                                 Fees       Expenses    ------------   Fund Annual Expenses
                                                                                            Fees
 -----------------------------------------------------------------------------------------------------------------------------
 American Century: Income & Growth - Advisor Class              0.43%         0.00%        0.50%            0.93%

 American Century: Growth - Investor Class                      1.00%         0.00%        0.00%            1.00%

 American Century: International Growth - Advisor Class         1.02%         0.00%        0.50%            1.52%

 American Century: Short Term Government - Investor Class       0.59%         0.00%        0.00%            0.59%

 American Century: Ultra - Investor Class                       1.00%         0.00%        0.00%            1.00%

 Dreyfus Appreciation Fund, Inc.                                0.28%         0.25%        0.36%            0.89%

 Dreyfus Balanced Fund, Inc.                                    0.60%         0.12%        0.22%            0.94%

 Dreyfus Emerging Leaders Fund                                  0.90%         0.23%        0.25%            1.38%

 Dreyfus Premier Third Century Fund, Inc. - Class Z             0.75%         0.10%        0.11%            0.96%

 Federated Bond Fund - Class F                                  0.64%         0.45%        0.00%            1.09%

 Federated High Yield Trust                                     0.54%         0.34%        0.00%            0.88%

 Fidelity Advisor Balanced Fund - Class A                       0.43%         0.25%        0.25%            0.93%

 Fidelity Advisor Equity Income Fund - Class A                  0.48%         0.26%        0.25%            0.99%

 Fidelity Advisor Growth Opportunities Fund - Class A           0.43%         0.24%        0.25%            0.92%

 Fidelity Advisor High Yield Fund - Class T                     0.58%         0.21%        0.25%            1.04%

 Franklin Mutual Series Fund Inc. - Mutual Shares Fund:         0.56%         0.21%        0.35%            1.12%
 Class A

 Franklin Small Cap Growth Fund - Class A                       0.46%         0.23%        0.25%            0.94%

 INVESCO Dynamics Fund                                          0.52%         0.27%        0.25%            1.04%

 INVESCO Small Company Growth Fund                              0.72%         0.65%        0.25%            1.62%

 INVESCO Total Return Fund                                      0.56%         0.23%        0.25%            1.04%

 Janus Fund                                                     0.65%         0.20%        0.00%            0.85%

 Janus Twenty Fund                                              0.65%         0.23%        0.00%            0.88%

 Janus Worldwide Fund                                           0.65%         0.24%        0.00%            0.89%

 Lazard Small Cap Portfolio - Open Shares                       0.75%         0.09%        0.25%            1.09%

 Nationwide(R)Bond Fund - Class D                               0.50%         0.33%        0.00%            0.83%

 Nationwide(R)Fund - Class D                                    0.56%         0.17%        0.00%            0.73%

 Nationwide(R)Growth Fund - Class D                             0.58%         0.22%        0.00%            0.80%

 Nationwide(R)Intermediate U.S. Government Bond Fund -          0.50%         0.29%        0.00%            0.79%
 Class D

 Nationwide(R)Money Market Fund - Service Class                 0.40%         0.09%        0.15%            0.64%

 Nationwide S&P 500(R)Index Fund - Service Class                0.13%         0.35%        0.15%            0.63%

 Neuberger Berman Genesis Trust                                 1.12%         0.11%        0.00%            1.23%

 Neuberger Berman Guardian Trust                                0.84%         0.04%        0.00%            0.88%

 Neuberger Berman Partners Trust                                0.85%         0.06%        0.00%            0.91%

 Oppenheimer Global Fund - Class A                              0.69%         0.26%        0.21%            1.16%

 Prestige Balanced Fund - Class A                               0.75%         0.10%        0.25%            1.10%

 Prestige International Fund - Class A                          0.85%         0.20%        0.25%            1.30%

 Prestige Large Cap Growth Fund - Class A                       0.80%         0.15%        0.25%            1.20%

 Prestige Large Cap Value Fund - Class A                        0.75%         0.15%        0.25%            1.15%

 Prestige Small Cap Fund - Class A                              0.95%         0.15%        0.25%            1.35%

 Strong Common Stock Fund, Inc.                                 1.00%         0.17%        0.00%            1.17%

 Templeton Foreign Fund - Class A                               0.61%         0.27%        0.25%            1.13%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

       -------------------------------------------------------------------------------------------------------------------------
                                                                Management       Other         12b-1       Total Underlying
                                                                   Fees         Expenses       Fees       Mutual Fund Annual
                                                                                                               Expenses
       -------------------------------------------------------------------------------------------------------------------------
       Federated Bond Fund - Class F                               0.75%         0.47%         0.00%           1.22%

       Federated High Yield Trust                                  0.75%         0.39%         0.00%           1.14%

       Franklin Mutual Series Fund Inc. - Mutual Shares Fund:      0.60%         0.21%         0.35%           1.16%
       Class A


       Nationwide(R)Intermediate U.S. Government Bond Fund -        0.50%         0.31%         0.00%           0.81%
       Class D

       Nationwide(R)Money Market Fund - Service Class               0.40%         0.24%         0.15%           0.79%

       Nationwide S&P 500(R)Index Fund - Service Class              0.13%         0.54%         0.15%           0.82%

       Prestige Balanced Fund - Class A                             0.75%         2.44%         0.25%           3.44%

       Prestige International Fund - Class A                        0.85%         1.77%         0.25%           2.87%

       Prestige Large Cap Growth Fund - Class A                     0.80%         0.64%         0.25%           1.69%

       Prestige Large Cap Value Fund - Class A                      0.75%         0.87%         0.25%           1.87%

       Prestige Small Cap Fund - Class A                            0.95%         1.04%         0.25%           2.24%



Nationwide provides the Summary of Contract Expenses and Underlying Mutual Fund Annual Expenses to assist the contract owner in understanding the various costs and expenses that he or she will bear directly or indirectly. Expenses of both the variable account and the underlying mutual funds are set forth in the tables. Premium taxes are not included in the tables, but may apply (see "Premium Taxes").

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects an assumed variable account charge of 2.05%, which is the maximum amount that could be assessed to a contract, and no CDSC.

For those contracts that do not elect the options that correspond to the maximum variable account annual expenses, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your   If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period           time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century: Short Term     28     85     145     307      28    85     145     307      *     85     145     307
Government - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &       31     96     162     341      31    96     162     341      *     96     162     341
Growth - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       32     98     166     347      32    98     166     347      *     98     166     347
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century:                37     114    192     397      37    114    192     397      *     114    192     397
International Growth -
Advisor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        32     98     166     347      32    98     166     347      *     98     166     347
Investor Class
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       31     94     160     337      31    94     160     337            94     160     337
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.      31     96     163     342      31    96     163     342      *     96     163     342
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders Fund    36     110    185     384      36    110    185     384      *     110    185     384
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century    32     97     164     344      32    97     164     344      *     97     164     344
Fund, Inc. - Class Z
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    33     101    171     356      33    101    171     356            101    171     356
--------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       31     94     160     336      31    94     160     336      *     94     160     336
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        31     96     162     341      31    96     162     341      *     96     162     341
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          32     98     165     346      32    98     165     346      *     98     165     346
Income Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          31     95     162     340      31    95     162     340      *     95     162     340
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield      32     99     168     351      32    99     168     351      *     99     168     351
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund,     33     102    172     359      33    102    172     359      *     102    172     359
Inc. - Mutual Shares Fund:
Class A
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Growth        31     96     163     342      31    96     163     342      *     96     163     342
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            32     99     168     351      32    99     168     351      *     99     168     351
--------------------------------------------------------------------------------------------------------------------------
INVESCO Small Company Growth     39     117    197     406      39    117    197     406      *     117    197     406
Fund
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        32     99     168     351      32    99     168     351      *     99     168     351
--------------------------------------------------------------------------------------------------------------------------
Janus Fund                       30     93     158     333      30    93     158     333      *     93     158     333
--------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                31     94     160     336      31    94     160     336      *     94     160     336
--------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             31     94     160     337      31    94     160     337      *     94     160     337
--------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio -     33     101    171     356      33    101    171     356      *     101    171     356
Open Shares
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund - Class    30     93     157     331      30    93     157     331      *     93     157     331
D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       29     89     152     321      29    89     152     321      *     89     152     321
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -        30     92     156     328      30    92     156     328      *     92     156     328
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate U.S.    30     91     155     327      30    91     155     327      *     91     155     327
Government Bond Fund - Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund    28     87     148     312      28    87     148     312      *     87     148     312
- Service Class
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index        28     86     147     311      28    86     147     311      *     86     147     311
Fund - Service Class
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Trust   34     105    178     370      34    105    178     370      *     105    178     370
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        31     94     160     336      31    94     160     336      *     94     160     336
Trust
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        31     95     161     339      31    95     161     339      *     95     161     339
Trust
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        34     103    174     363      34    103    174     363      *     103    174     363
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -         33     101    171     357      33    101    171     357      *     101    171     357
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -    35     107    181     376      35    107    181     376      *     101    181     376
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth        34     104    176     367      34    104    176     367      *     104    176     367
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund    34     102    174     362      34    102    174     362      *     102    174     362
- Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -        36     109    184     381      36    109    184     381      *     109    184     381
Class A
--------------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.   34     103    175     364      34    103    175     364      *     103    175     364
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         33     102    173     360      33    102    173     360      *     102    173     360
Class A
--------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

- Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans;* and

-    Roth IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account charges. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge equal to an annual rate of 0.25% of the daily net assets of the variable account.

Two optional death benefits are available under the contract. Nationwide will deduct either a charge equal to an annual rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.

Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annual rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAs

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 (1940 Act), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 6% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The Expense Risk Charge portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract, if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN A CDSC OPTION, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses. The maximum commission payable on the sale of this product is 6.0% of purchase payments made to the contract.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a REDUCTION equal to an annual rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. The 7 Year CDSC schedule is as follows:

                      7 Year CDSC Schedule
     -------------------------- ----------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------- ----------------------
                 0                       7%
     -------------------------- ----------------------
                 1                       7%
     -------------------------- ----------------------
                 2                       7%
     -------------------------- ----------------------
                 3                       6%
     -------------------------- ----------------------
                 4                       5%
     -------------------------- ----------------------
                 5                       4%
     -------------------------- ----------------------
                 6                       3%
     -------------------------- ----------------------
                 7                       2%
     -------------------------- ----------------------
            Thereafter                   0%
     -------------------------- ----------------------

5 Year CDSC Option

In exchange for a REDUCTION equal to an annual rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. The 5 Year CDSC schedule is as follows:

                       5 Year CDSC Schedule
     -------------------------- ----------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------- ----------------------
                 0                       7%
     -------------------------- ----------------------
                 1                       7%
     -------------------------- ----------------------
                 2                       7%
     -------------------------- ----------------------
                 3                       6%
     -------------------------- ----------------------
                 4                       4%
     -------------------------- ----------------------
                 5                       2%
     -------------------------- ----------------------
            Thereafter                   0%
     -------------------------- ----------------------

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)  the lesser of:

     (a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     (b)  10% of the contract value; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annual rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this rider if, throughout a period of at least two years and continuing until such election:

     (1) the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more; and

     (2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS

If the contract owner has chosen an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% for the Five-Year Reset Death Benefit or 0.10% for the One-Year Step Up Death Benefit of the daily net assets of the variable account. Nationwide may lower either of these charges at any time without notification. Further information about these benefits can be found in the "Death Benefit Payment" provision. The following death benefits may not be available in all states.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTION

The contract owner may, at the time of application, purchase one of two Guaranteed Minimum Income Benefit options. If elected, Nationwide will deduct an additional charge of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Upon annuitization of the contract, any amounts assessed for any rider options will be waived and only those charges applicable to the base contract will be assessed.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

-        New Year's Day                -        Independence Day
-        Martin Luther King, Jr. Day   -        Labor Day
-        Presidents' Day               -        Thanksgiving
-        Good Friday                   -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)      the value of amounts allocated to the sub-accounts; and

(2)      amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.05% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn

          (which may be subject to a market value adjustment);

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     (3)  subtracting charges deducted in accordance with the contract.

TRANSFERS

Contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

     -    transfers among the sub-accounts are limited to 12 times per year.

     - transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

     - after annuitization, transfers may only be made on an anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determines to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contracts owner, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected a CDSC option. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account annual expenses, interest earned under Guaranteed Term Options (if applicable), underlying mutual fund charges and the investment performance of the underlying mutual funds. If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.

SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Nationwide(R) Money Market Fund - Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. Transfers occur monthly or on another frequency if permitted by Nationwide.

Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)  the lesser of:

     (a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     (b)  10% of the contract value;

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "CDSC Options - Waiver of Contingent Deferred Sales Charge Under Either CDSC Option" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The contract must be in effect at least 2 years before annuitization may begin.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

------------------------------------------------------------------------------
     A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.
-------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment depending on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The

GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrender; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculation the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option, prior to the first contract anniversary the Guaranteed Annuitization Value will be equal to the amount of purchase payments made, less an adjustment for amounts surrendered.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:

- an initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

-    the contract is issued to a MALE at age 55, 65, or 70; and

- a Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

               7 Years in Accumulation
        $140,710.04 for GMIB at Annuitization
-------------- -------------- ---------------- ------------
 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate(*)        GMIB
-------------- -------------- ---------------- ------------
     55             62             $4.72         $664.15
-------------- -------------- ---------------- ------------
     65             72             $5.96         $838.63
-------------- -------------- ---------------- ------------
     70             77             $5.79         $955.42
-------------- -------------- ---------------- ------------

             10 Years in Accumulation
        $162,889.46 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate(*)       GMIB
-------------- -------------- ---------------- -----------
     55             65             $5.03         $819.33
-------------- -------------- ---------------- -----------
     65             75             $6.44       $1,049.01
-------------- -------------- ---------------- -----------
     70             80             $7.32       $1,192.35
-------------- -------------- ---------------- -----------

                15 Years in Accumulation
        $200,000.00 for GMIB at Annuitization
-------------- --------------- --------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate(*)       GMIB
-------------- --------------- --------------- -----------
     55              70           $5.66        $1,132.00
-------------- --------------- --------------- -----------
     65              80           $7.32        $1,464.00
-------------- --------------- --------------- -----------
     70              85           $8.18        $1,636.00
-------------- --------------- --------------- -----------

(*)Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; and

(2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

-    Life Annuity;

-    Joint and Last Survivor Annuity; and

-    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                 **PLEASE READ CAREFULLY**

-    The GMIB must be elected at the time of application;

-    The annuitant must be age 82 or younger at the time the contract is issued;
     and

- The GMIB is irrevocable and will remain for as long as the contract remains in force.


-------------------------------------------------------------------------------

 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

- A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

-    GMIB may not be approved in all states.

-------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

(1)      in a lump sum;

(2)      as an annuity; or

(3)      in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)      proper proof of the annuitant's death;

(2)      an election specifying the distribution method; and

(3)      any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)      the contract value; or

(2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2.

Distribution may be paid in a lump sum or in substantially equal payments over:

(a) the contract owner's life or the life of his or her spouse or designated beneficiary; or

(b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs unless:

(a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

     (1) treat the contracts as an Individual Retirement Annuity or established for his or her benefit; or

     (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

(b) The contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the account as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The contract owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAs

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:


     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

     (1)  treat the contract as a Roth IRA established for his or her benefit;
          or

     (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

(b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

     -    the type of contract purchased;

     -    the purposes for which the contract is purchased; and

     - the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

- Individual Retirement Annuities; and
- Roth IRAs.

This discussion is not intended to serve as tax advice. Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Individual Retirement Annuitie

Distributions from Individual Retirement Annuities, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     -    made to a beneficiary on or after the death of the owner;

     - attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     - part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     -    used for qualified higher education expenses; or

     - used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     - it is made on or after the date on which the contract owner attains age 59 1/2;

     - it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     -    it is attributable to the contract owner's disability; or

     - it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     -    made to a beneficiary on or after the death of the owner;

     - attributable to the owner becoming disabled as defined in the Internal Revenue Code;

     - part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     -    for qualified higher education expenses; or

     - used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

-        the failure to diversify was accidental;

-        the failure is corrected; and

-        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American

Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide(R) Money Market Fund - Service Class. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide(R) Money Market Fund - Service Class' units. Yield is an annualized figure, which means that it is assumed that the Nationwide(R) Money Market Fund - Service Class generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;

     -    real estate;

     -    stocks and bonds;

     -    closed-end funds;

     -    bank money market deposit accounts and passbook savings;

     -    CDs; and

     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;

     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;

     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;

     -    Donoghue Money Fund Average;

     -    U.S. Treasury Note Index;

     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-        Lipper Analytical Services, Inc.;
-        CDA/Wiesenberger;
-        Morningstar;
-        Donoghue's;
-        magazines such as:
   =     Money;
   =     Forbes;
   =     Kiplinger's Personal Finance Magazine;
   =     Financial World;
   =     Consumer Reports;
   =     Business Week;
   =     Time;
   =     Newsweek;
   =     National Underwriter; and
   =     News and World Report;
-        LIMRA;
-        Value;
-        Best's Agent Guide;
-        Western Annuity Guide;
-        Comparative Annuity Reports;
-        Wall Street Journal;
-        Barron's;
-        Investor's Daily;
-        Standard & Poor's Outlook; and
-        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the maximum charges that could be assessed to a contract (2.05%). It does not take into consideration premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                  PAGE


General Information and History......................................1
Services.............................................................1
Purchase of Securities Being Offered.................................2
Underwriters.........................................................2
Calculations of Performance..........................................2
Annuity Payments.....................................................3
Financial Statements.................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS



The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: SHORT-TERM GOVERNMENT - INVESTOR CLASS
Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - ADVISOR CLASS
Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS
Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH - ADVISOR CLASS
Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS
Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.
Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS BALANCED FUND, INC.
Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS EMERGING LEADERS FUND
Investment Objective: Capital growth by investing in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services, or processes having the potential to enhance earnings growth. The Fund invests at least 65% of total assets in companies with total market values of less than $1.5 billion at the time of purchase. The Fund's investments may include common stocks, preferred stocks and convertible securities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z
Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED HIGH YIELD TRUST
Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS A
Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A
Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A
Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the Fund's investment adviser.

FRANKLIN SMALL CAP GROWTH FUND - CLASS A Investment Objective: Long-term capital growth by investing primarily in equity securities of small capitalization growth companies, which have market cap values of less than $1.5 billion. Franklin Advisers, Inc. serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND
Investment Objective: To seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Trust Company serves as the Fund's sub-adviser.

INVESCO SMALL COMPANY GROWTH FUND
Investment Objective: To seek long-term capital growth. The Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter." INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND
Investment Objective: To seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.



JANUS FUND
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND
Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND
Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES
Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the Fund's investment adviser.

NATIONWIDE(R) BOND FUND - CLASS D
Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) FUND - CLASS D
Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D
Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS D Investment
Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - SERVICE CLASS Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS
Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NEUBERGER BERMAN GENESIS TRUST
Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the Fund's investment adviser

NEUBERGER BERMAN GUARDIAN TRUST
Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST
Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A
Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A
Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS A
Investment Objective: Capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS A
Investment Objective: Long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS A
Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS A
Investment Objective: Long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.



STRONG COMMON STOCK FUND, INC.
Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A
Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.


                                       41